UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-08134

 NAME OF REGISTRANT:                     Eaton Vance Municipals Trust
                                         II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                01/31

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


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

Eaton Vance Municipals Trust II
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY Investment Company Act
file number        N/A
Eaton Vance High Yield Municipal Income Fund, a series of Eaton Vance Municipals Trust II
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
(Zip code)
Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end:  1/31
Date of reporting period: 7/1/19 - 6/30/20

Eaton Vance High Yield Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act
file number        N/A
Parametric TABS Short-Term Municipal Bond Fund (formerly Eaton Vance TABS Short-Term
Municipal Bond Fund), a series of Eaton Vance Municipals
Trust II
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
(Zip code)
Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end:  1/31
Date of reporting period: 7/1/19 - 6/30/20

Parametric TABS Short-Term Municipal Bond Fund (formerly Eaton Vance TABS Short-Term
Municipal Bond Fund)
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act
file number        N/A
Parametric TABS Intermediate-Term Municipal Bond Fund (formerly Eaton Vance TABS Intermediate-
Term Municipal Bond Fund), a series of Eaton Vance
Municipals Trust II
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
(Zip code)
Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end:  1/31
Date of reporting period: 7/1/19 - 6/30/20

Parametric TABS Intermediate-Term Municipal Bond Fund (formerly Eaton Vance TABS Intermediate-
Term Municipal Bond Fund)
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act
file number        N/A
Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (formerly Eaton Vance 5-to-15
Year Laddered Municipal Bond Fund), a series of Eaton
Vance Municipals Trust II
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
(Zip code)
Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end:  1/31
Date of reporting period: 7/1/19 - 6/30/20

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (formerly Eaton Vance TABS 5-to-15 Year
Laddered Municipal Bond Fund)(the "Fund") invested in shares of 5-to-15
Year Laddered Municipal Bond Portfolio, a master fund registered under the Investment Company Act of
1940, as amended, during the reporting period and may invest in securities directly.  During the period, the Fund held no securities which required a proxy vote.  The proxy voting record of 5-to-15 Year Laddered
Municipal Bond Portfolio was filed on August 19, 2020 and can be found on the Securities and Exchange
Commission's website (www.sec.gov).  5-to-15 Year Laddered Municipal Bond Portfolio's CIK number is
0001669035 and its file number is 811-23151.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act
file number        N/A
Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund (formerly Eaton Vance TABS 1-to-10 Year Laddered
Municipal Bond Fund), a series of Eaton
Vance Municipals Trust II
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end:  1/31
Date of reporting period: 7/1/19 - 6/30/20

Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund (formerly Eaton Vance TABS 1-to-10 Year Laddered
Municipal Bond Fund)
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act
file number        N/A
Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund (formerly Eaton Vance TABS 10-to-20
Year Laddered Municipal Bond Fund), a series of Eaton
Vance Municipals Trust II
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end:  1/31
Date of reporting period: 7/1/19 - 6/30/20

Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund (formerly Eaton Vance TABS 10-to-20 Year Laddered
Municipal Bond Fund)
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Municipals Trust II
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/28/2020